ORGANIZATION AND NATURE OF OPERATIONS - Schedule of Erayak Group’s Registered Agent is Harneys Fiduciary (Cayman) Limited (Details)	6 Months Ended
Jun. 30, 2026
Erayak Power Solution Group Inc. (“Erayak Group”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Registered Location	Cayman Islands
Date of Incorporation	Jun. 14, 2019
Ownership as of the issuance date of the report	Parent
Erayak Power Solution Limited (“Erayak BVI’) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Registered Location	British Virgin Island
Date of Incorporation	Jun. 17, 2019
Ownership as of the issuance date of the report	100% by the Parent
Erayak Power Solution Hong Kong Limited (“Erayak HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Registered Location	Hong Kong
Date of Incorporation	Jun. 26, 2019
Ownership as of the issuance date of the report	100% by Erayak BVI
Ruike Electronics (Wenzhou) Co., Ltd. (“Ruike”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Dec. 05, 2023
Ownership as of the issuance date of the report	100% by Erayak HK
Wenzhou Wenjie Technology Limited (“Wenjie”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Dec. 11, 2019
Ownership as of the issuance date of the report	100% by Erayak HK
Zhejiang Leiya Electronics Limited (“Leiya”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Mar. 05, 2009
Ownership as of the issuance date of the report	100% by Wenjie
Wenzhou New Focus Limited (“New Focus”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Nov. 21, 2012
Ownership as of the issuance date of the report	100% by Leiya